Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of employee benefit

	2024	2023	2022

	(€ in thousands)
Wages and salaries	13,438	13,797	23,441
Social security costs	2,367	2,480	2,661
Pension costs — defined contribution plans	1,018	966	1,315
Equity-settled share based payments	2,544	3,106	2,869
	19,367	20,349	30,286
Average number of employees for the period	163.0	144.0	163.0

Schedule of employee per activity

	December 31, 2024	December 31, 2023	December 31, 2022
Research and Development	133.9	122.4	103.5
General and Administrative	32.2	34.2	26.7
Total number of employees (converted to FTE)	166.1	156.6	130.2